                               THE MAINSTAY FUNDS

                         Supplement Dated June 29, 2007
         to the Statement of Additional Information Dated March 1, 2007

                         For Class A, Class B, Class C,
                 Class I, Class R1, Class R2 And Class R3 Shares

         This Supplement updates certain information contained in the above-dated Statement of Additional Information (the "SAI") of The MainStay Funds (the "Trust"). You may obtain copies of the Prospectus and the SAI free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Trust's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

1. At a Special Meeting of Shareholders of the Trust held on May 4, 2007, Trustees were elected to serve the Trust effective June 7, 2007.

     The following information replaces certain portions of the "TRUSTEES AND OFFICERS" section on pages 54 through 59 of the SAI:

                              TRUSTEES AND OFFICERS

     MANAGEMENT

          The Board of Trustees oversees the management of the Trust and elects its officers. Information pertaining to the Board Members and officers is set forth below. The Trust's officers are responsible for the day-to-day operations of the Trust. The business address of each Trustee and officer is 51 Madison Avenue, New York, New York 10010.

                               INTERESTED TRUSTEE*

                      TERM OF OFFICE,+                                                NUMBER OF
                      POSITION(S) HELD                                               PORTFOLIOS
                        WITH TRUST                                                     IN FUND
         NAME           AND LENGTH                     PRINCIPAL                       COMPLEX                  OTHER
          AND           OF SERVICE                  OCCUPATION(S)                      OVERSEEN               DIRECTORSHIPS
     DATE OF BIRTH                               DURING PAST FIVE YEARS                BY TRUSTEE            HELD BY TRUSTEE
BRIAN A. MURDOCK     Indefinite; Trustee    Member of the Board of Managers and          73                  Trustee, Eclipse
3/14/56              and Chief Executive    President (since 2004), and Chief                                Funds since June
                     Officer since 2006;    Executive Officer (since 2006), New York                         2007, (3 funds);
                     Chairman (2006 to      Life Investment Management LLC and New                           Director, Eclipse
                     2007)                  York Life Investment Management Holdings                         Funds Inc. since
                                            LLC; Senior Vice President, New York                             June 2007 (23
                                            Life Insurance Company (since 2004);                             funds); Director,
                                            Chairman of the Board and President,                             MainStay VP Series
                                            NYLIFE Distributors LLC and NYLCAP                               Fund, Inc. since
                                            Manager LLC (since 2004) and                                     2006 (25
                                            Institutional Capital LLC (since 2006);                          portfolios);
                                            Chief Executive Officer, Eclipse Funds                           Director, ICAP
                                            and Eclipse Funds Inc. (since 2006);                             Funds, Inc. since
                                            Chairman (2006 to 2007) and Director and                         2006 (3 funds)
                                            Chief Executive Officer (since 2006),
                                            MainStay VP Series Fund, Inc.; Director
                                            and Chief Executive Officer, ICAP Funds,
                                            Inc. (since 2006); Chief Investment
                                            Officer, MLIM Europe and Asia (2001 to
                                            2003); President of Merrill Japan and
                                            Chairman of MLIM's Pacific Region (1999
                                            to 2001).


                                                                    MS15ba-06/07

* Trustee considered to be an "interested person" of the Trust within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, Institutional Capital LLC, Eclipse Funds, Eclipse Funds Inc., MainStay VP Series Fund, Inc., ICAP Funds, Inc., NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail in the column "Principal Occupation(s) During Past Five Years." All Trustees not considered "interested persons" may be referred to as "Non-Interested Trustees."

+ Each Trustee serves until (1) such time as less than a majority of the Trustees holding office have been elected by shareholders, in which case the Trustees then in office will call a shareholder meeting for the election of Trustees, or (2) his or her resignation, death or removal. The Retirement Policy adopted by the Board provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday.


                            NON-INTERESTED TRUSTEES*

                        TERM OF OFFICE,+                                     NUMBER OF FUNDS IN                   OTHER
                      POSITION(S) WITH THE                PRINCIPAL             FUND COMPLEX                  DIRECTORSHIPS
     NAME AND          FUNDS AND LENGTH OF           OCCUPATION(S) DURING     OVERSEEN BY BOARD                  HELD BY
   DATE OF BIRTH             SERVICE                   PAST FIVE YEARS             MEMBER                        TRUSTEE
SUSAN B. KERLEY      Indefinite; + Chairman      Partner, Strategic                  73                 Chairman since 2005 and
8/12/51              and Trustee since June      Management Advisors LLC                                Trustee since 2000,
                     2007                        (since 1990).                                          Eclipse Funds (3 funds);
                                                                                                        Chairman since 2005 and
                                                                                                        Director since 1990,
                                                                                                        Eclipse Funds Inc. (23
                                                                                                        funds); Chairman and
                                                                                                        Director, ICAP Funds,
                                                                                                        Inc., since 2006 (3
                                                                                                        funds); Chairman and
                                                                                                        Director, MainStay VP
                                                                                                        Series Fund, Inc., since
                                                                                                        June 2007 (25
                                                                                                        portfolios); Trustee,
                                                                                                        Legg Mason Partners
                                                                                                        Funds, Inc., since 1991
                                                                                                        (30 portfolios).



ALAN R. LATSHAW      Indefinite; + Trustee       Retired; Partner, Ernst &           73                 Trustee, Eclipse Funds
3/27/51              and Audit Committee         Young LLP (2002 to 2003);                              since June 2007 (3
                     Financial Expert since      Partner, Arthur Andersen                               funds); Director, Eclipse
                     2006                        LLP (1976 to 2002);                                    Funds Inc. since June
                                                 Consultant to the MainStay                             2007 (23 funds);
                                                 Funds Audit and Compliance                             Director, ICAP Funds,
                                                 Committee (2004 to 2006).                              Inc., since June 2007 (3
                                                                                                        funds); Director,
                                                                                                        MainStay VP Series Fund,
                                                                                                        Inc., since June 2007 (25
                                                                                                        portfolios); Trustee,
                                                                                                        State Farm Associates
                                                                                                        Funds Trusts since 2005
                                                                                                        (3 portfolios); Trustee,
                                                                                                        State Farm Mutual Fund
                                                                                                        Trust since 2005 (15
                                                                                                        portfolios); Trustee,
                                                                                                        State Farm Variable
                                                                                                        Product Trust since 2005
                                                                                                        (9 portfolios); Trustee,
                                                                                                        Utopia Funds since 2005
                                                                                                        (4 portfolios).

                             TERM OF OFFICE,+                                     NUMBER OF FUNDS IN                 OTHER
                           POSITION(S) WITH THE                PRINCIPAL             FUND COMPLEX                DIRECTORSHIPS
     NAME AND               FUNDS AND LENGTH OF           OCCUPATION(S) DURING     OVERSEEN BY BOARD                HELD BY
   DATE OF BIRTH                  SERVICE                   PAST FIVE YEARS             MEMBER                      TRUSTEE


PETER MEENAN              Indefinite; + Trustee       Retired.                               73            Trustee, Eclipse Funds
12/5/41                   since June 2007                                                                  since 2002 (3 funds);
                                                                                                           Director, Eclipse Funds
                                                                                                           Inc. since 2002 (23
                                                                                                           funds); Director, ICAP
                                                                                                           Funds, Inc., since 2006
                                                                                                           (3 funds); Director,
                                                                                                           MainStay VP Series Fund,
                                                                                                           Inc. since June 2007 (25
                                                                                                           portfolios).

RICHARD H. NOLAN, JR.     Indefinite; + Trustee       Managing Director, ICC                 73            Trustee, Eclipse Funds
11/16/46                  since June 2007             Capital Management;                                  since June 2007 (3
                                                      President --                                         funds); Director, Eclipse
                                                      Shields/Alliance, Alliance                           Funds Inc. since June
                                                      Capital Management (1994 to                          2007 (23 funds);
                                                      2004).                                               Director, ICAP Funds,
                                                                                                           Inc., since June 2007 (3
                                                                                                           funds); Director,
                                                                                                           MainStay VP Series Fund,
                                                                                                           Inc., since 2006 (25
                                                                                                           portfolios).

RICHARD S. TRUTANIC       Indefinite; + Trustee       Chairman (since 1990) and              73            Trustee, Eclipse Funds
2/13/52                   since 1994                  Chief Executive Office                               since June 2007 (3
                                                      (1990 to 1999), Somerset                             funds); Director, Eclipse
                                                      Group (financial advisory                            Funds Inc. since June
                                                      firm); Managing Director                             2007 (23 funds);
                                                      and Advisor, The Carlyle                             Director, ICAP Funds,
                                                      Group (private investment                            Inc., since June 2007 (3
                                                      firm) (2002 to 2004);                                funds); Director,
                                                      Senior Managing Director                             MainStay VP Series Fund,
                                                      and Partner, Groupe Arnault                          Inc., since June 2007 (25
                                                      S.A. (private investment                             portfolios).
                                                      firm) (1999 to 2002).

ROMAN L. WEIL             Indefinite; + Trustee       V. Duane Rath Professor of             73            Trustee, Eclipse Funds
5/22/40                   and Audit Committee         Accounting, Graduate School                          since June 2007 (3
                          Financial expert since      of Business, University of                           funds); Director, Eclipse
                          June 2007                   Chicago; President, Roman                            Funds Inc. since June
                                                      L. Weil Associates, Inc.                             2007 (23 funds);
                                                      (consulting firm); Audit                             Director, ICAP Funds,
                                                      Committee Financial Expert,                          Inc., since June 2007 (3
                                                      MainStay VP Series Fund,                             funds); Director,
                                                      Inc. (2003 to 2007).                                 MainStay VP Series Fund,
                                                                                                           Inc., since 1994 (25
                                                                                                           portfolios).


JOHN A. WEISSER           Indefinite; + Trustee       Retired.  Managing Director            73            Trustee, Eclipse Funds
10/22/41                  since June 2007             of Salomon Brothers, Inc.                            since June 2007 (3
                                                      (1971 to 1995).                                      funds); Director, Eclipse
                                                                                                           Funds Inc. since 2007 (23
                                                                                                           funds); Director, ICAP
                                                                                                           Funds, Inc., since June
                                                                                                           2007 (3 funds); Director,
                                                                                                           MainStay VP Series Fund,
                                                                                                           Inc., since 1997 (25
                                                                                                           portfolios); Trustee,
                                                                                                           Direxion Funds (57 funds)
                                                                                                           and Direxion Insurance
                                                                                                           Trust (45 funds) since
                                                                                                           March 2007.

     * Terry L. Lierman resigned from the Board effective May 31, 2007. Mr. Lierman served as a member of the Brokerage Committee, Expense Committee and Nominating Committee prior to his resignation. Edward J. Hogan, John B. McGuckian and Donald E. Nickelson resigned from the Board effective June 7, 2007. Prior to their resignations, Mr. Hogan served as a member of the Brokerage Committee, Performance Committee and Nominating Committee; Mr. McGuckian served as a member of the Brokerage Committee, Expense Committee and Nominating Committee; and Mr. Nickelson served as a member of the Audit and Compliance Committee, Performance Committee, Nominating Committee, Valuation Committee and Valuation Subcommittee.

     + Each Trustee serves until (1) such time as less than a majority of the Trustees holding office have been elected by shareholders, in which case the Trustees then in office will call a shareholder meeting for the election of Trustees, or (2) his or her resignation, death or removal. The Retirement Policy adopted by the Board provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday.


                        OFFICERS (WHO ARE NOT TRUSTEES) +



                                 TERM OF OFFICE,+
                              POSITION(S) HELD WITH
        NAME AND               FUNDS AND LENGTH OF                             PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                  SERVICE                                   DURING PAST FIVE YEARS
ROBERT A. ANSELMI           Chief Legal Officer since         Senior Managing Director, General Counsel and Secretary, New
10/19/46                    2004                              York Life Investment Management LLC (including predecessor advisory organizations) (since 2000); Secretary (since 2001)
                                                              and General Counsel (since 2005), New York Life Investment
                                                              Management Holdings LLC; Senior Vice President, New York
                                                              Life Insurance Company (since 2000); Vice President and
                                                              Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                                              NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                                              Capital Funding LLC and Institutional Capital LLC (since
                                                              2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                                              Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                                              McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                                              2006); Managing Director and Senior Counsel, Lehman Brothers
                                                              Inc. (1998 to 1999); General Counsel and Managing Director,
                                                              JP Morgan Investment Management Inc. (1986 to 1998).

JACK BENINTENDE             Treasurer and Principal           Managing Director, New York Life Investment Management LLC
5/12/64                     Financial and Accounting          (since June 2007); Treasurer and Principal Financial and
                            Officer since June 2007           Accounting Officer, Eclipse Funds, Eclipse Funds Inc., MainStay
                                                              VP Series Fund, Inc. and ICAP Funds, Inc. (since June 2007);
                                                              Vice President, Prudential Investments (2000 to 2007); Assistant
                                                              Treasurer, JennisonDryden Family of Funds, Target Portfolio
                                                              Trust, The Prudential Series Fund and American Skandia Trust
                                                              (2006 to 2007); Treasurer and Principal Financial Officer, The
                                                              Greater China Fund (2007).

STEPHEN P. FISHER           President since March 2007        Senior Managing Director and Chief Marketing Officer, New York
2/22/59                                                       Life Investment Management LLC (since 2005); Managing Director
                                                              -- Retail Marketing, New York Life Investment Management LLC
                                                              (2003 to 2005); President, Eclipse Funds, Eclipse Funds Inc.,
                                                              MainStay VP Series Fund, Inc. and ICAP Funds, Inc. (since March
                                                              2007); Managing Director, UBS Global Asset Management (1999 to
                                                              2003).


SCOTT T. HARRINGTON         Vice President --                 Director, New York Life Investment Management LLC (including
2/8/59                      Administration since 2005         predecessor advisory organizations) (since 2000); Executive
                                                              Vice President, New York Life Trust Company and New York
                                                              Life Trust Company, FSB (since 2006); Vice President--
                                                              Administration, Eclipse Funds, Eclipse Funds Inc. and
                                                              MainStay VP Series Fund, Inc. (since 2005) and ICAP Funds,
                                                              Inc. (since 2006).

                                       TERM OF OFFICE,+
                                    POSITION(S) HELD WITH
        NAME AND                     FUNDS AND LENGTH OF                             PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                        SERVICE                                   DURING PAST FIVE YEARS
ALISON H. MICUCCI                 Senior Vice President and         Senior Managing Director and Chief Compliance Officer (since
12/16/65                          Chief Compliance Officer          2006) and Managing Director and Chief Compliance Officer (2003
                                  since 2006                        to 2006), New York Life Investment Management LLC and New York
                                                                    Life Investment Management Holdings LLC; Senior Managing
                                                                    Director, Compliance (since 2006) and Managing Director,
                                                                    Compliance (2003 to 2006), NYLIFE Distributors LLC; Chief
                                                                    Compliance Officer, NYLCAP Manager LLC; Senior Vice President
                                                                    and Chief Compliance Officer, Eclipse Funds, Eclipse Funds Inc.,
                                                                    MainStay VP Series Fund, Inc. and ICAP Funds, Inc. (since 2006);
                                                                    Vice President - Compliance, Eclipse Funds, Eclipse Funds Inc.
                                                                    and  MainStay VP Series Fund, Inc. (2004 to 2006); Deputy Chief
                                                                    Compliance Officer, New York Life Investment Management LLC
                                                                    (2002 to 2003); Vice President and Compliance Officer, Goldman
                                                                    Sachs Asset Management (1999  to 2002).

MARGUERITE E.H. MORRISON          Indefinite; Secretary             Managing Director and Associate General Counsel, New York Life
3/26/56                           since 2004                        Investment Management LLC (since 2004); Managing Director and
                                                                    Secretary, NYLIFE Distributors LLC; Secretary, Eclipse Funds,
                                                                    Eclipse Funds Inc.  and MainStay VP Series Fund, Inc. (since
                                                                    2004) and ICAP Funds, Inc. (since 2006); Chief Legal Officer -
                                                                    Mutual Funds and Vice President and Corporate Counsel, The
                                                                    Prudential Insurance Company of America (2000 to 2004).


     * The officers listed above are considered to be "interested persons" of the Trust within the meaning of the 1940 Act because of their affiliation with the Trust, New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, Institutional Capital LLC, Eclipse Funds, Eclipse Funds Inc., MainStay VP Series Fund, Inc., ICAP Funds Inc., NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail in the column captioned "Principal Occupation(s) During Past Five Years."

     + Officers are elected annually by the Trustees to serve a one year term.

     BOARD OF TRUSTEES

     The Board oversees the Funds, the Manager and the Subadvisors. Effective June 7, 2007, the committees of the Board include the Audit Committee, the Contracts Committee, the Investment Committee, and the Nominating and Governance Committee. The Board has also established a Valuation Committee and Valuation Subcommittee, which may include members who are not Trustees.

     AUDIT COMMITTEE. The purposes of the Audit Committee, which meets at least twice annually, are to oversee the Funds' processes for accounting, auditing, financial reporting, and related internal controls and compliance with applicable laws and regulations. The members of the Audit Committee include Alan R. Latshaw (Chairman), Susan B. Kerley and Roman L. Weil. Prior to June 7, 2007, the Board had an Audit and Compliance Committee. There were five Audit and Compliance Committee meetings held during the fiscal year ended October 31, 2006.

     CONTRACTS COMMITTEE. The purpose of the Contracts Committee, which meets on an as needed basis, is to assist the Board in overseeing contracts to which the Funds are or are proposed to be parties and to ensure that the interests of the Funds and their shareholders are served by the terms of these contracts. The Committee will oversee the process of evaluating new contracts, reviewing existing contracts on a periodic basis and may, at its discretion or at the request of the Board, make recommendations to the Board with respect to any contracts affecting the Funds. The members of the Contracts Committee include Peter Meenan (Chairman), Richard H. Nolan, Jr., Richard S. Trutanic and John A. Weisser, Jr. The Contracts Committee was first organized in

     June 2007, therefore, there were no Contracts Committee meetings held during the fiscal year ended October 31, 2006.

     INVESTMENT COMMITTEE. The purposes of the Investment Committee, which meets on a quarterly basis, are to assist the Board in overseeing the portfolio management, performance and brokerage practices relating to the Funds and to consider any proposals that the Manager may make from time to time concerning the Funds offered for investment. The members of the Investment Committee are Richard H. Nolan, Jr. (Chairman), Alan R. Latshaw, Susan B. Kerley, Peter Meenan, Richard S. Trutanic, Roman L. Weil and John A. Weisser, Jr. The Investment Committee was first organized in June 2007, therefore, there were no Investment Committee meetings held during the fiscal year ended October 31, 2006. Prior to June 7, 2007, the Board had a Brokerage Committee and a Performance Committee. There were three Brokerage Committee meetings and four Performance Committee meetings held during the fiscal year ended October 31, 2006.

     NOMINATING AND GOVERNANCE COMMITTEE. The purposes of the Nominating and Governance Committee, which meets on an as needed basis, are to: (1) make recommendations to the Board with respect to the effectiveness of the Board in carrying out its responsibilities in governing the Funds and overseeing the management of the Funds; (2) make recommendations to the Board regarding (a) its size, structure and composition; (b) qualifications for Board membership; and (c) compensation for Board Members; (3) identify and recommend qualified individuals for Board membership and for the chairmanship of the Board; (4) make recommendations to the Board with respect to the Board's committee structure, committee membership and chairmanship; and (5) oversee the self-assessment of the Board, its committees and its members. The members of the Nominating and Governance Committee are John A. Weisser, Jr. (Chairman), Alan R. Latshaw, Susan B. Kerley, Peter Meenan, Richard H. Nolan, Jr., Richard S. Trutanic and Roman
     L. Weil. Prior to June 7, 2007, the Board had a Nominating Committee. There were two Nominating Committee meetings held during the fiscal year ended October 31, 2006.

     THE VALUATION COMMITTEE. The purpose of the Valuation Committee is to oversee the implementation of the Funds' valuation procedures and to make fair value determinations on behalf of the Board as specified in such valuation procedures. The members of the Valuation Committee include: Jae Yoon (Chairman), Alan R. Latshaw, Susan B. Kerley, Peter Meenan, Richard H. Nolan, Jr., Richard S. Trutanic, Roman L. Weil, John A. Weisser, Jr., Jack Benintende, Marguerite E. H. Morrison, and Alison Micucci. The Committee meets as often as necessary to ensure that each action taken by the Valuation Subcommittee is reviewed within a calendar quarter of such action. There were four Valuation Committee meetings held during the fiscal year ended October 31, 2006.

     VALUATION SUBCOMMITTEE. The purpose of the Valuation Subcommittee, which meets on an as needed basis, is to establish prices of securities for which market quotations are not readily available or the prices of which are not often readily determinable pursuant to the Funds' valuation procedures. Meetings may be held in person or by telephone conference call. The Subcommittee may also take action via electronic mail in lieu of a meeting pursuant to the guidelines set forth in the valuation procedures. The members of the Valuation Subcommittee include: Alison Micucci, Marguerite
     E. H. Morrison, Jae Yoon, Christopher Feind, Jack Benintende, Gary Wendlandt and William Cheng. There were six Valuation Subcommittee meetings held during the fiscal year ended October 31, 2006.


          As of December 31, 2006, the dollar range of equity securities owned by each Trustee in the Funds (including beneficially) and in any registered investment company overseen by the Trustees within the same family of investment companies as the Trust was as follows:

                               INTERESTED TRUSTEE


                                                                                       AGGREGATE DOLLAR RANGE
                                                                                    OF EQUITY SECURITIES IN ALL
                                                                                  REGISTERED INVESTMENT COMPANIES
                                    DOLLAR RANGE OF EQUITY                             OVERSEEN BY TRUSTEE IN
TRUSTEE                            SECURITIES IN THE TRUST                         FAMILY OF INVESTMENT COMPANIES
Brian Murdock             Large Cap Growth Fund - Over $100,000                            Over $100,000

                             NON-INTERESTED TRUSTEES

                                                                                       AGGREGATE DOLLAR RANGE
                                                                                     OF EQUITY SECURITIES IN ALL
                                                                             REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                                    DOLLAR RANGE OF EQUITY                                   TRUSTEE IN
TRUSTEE                             SECURITIES IN THE TRUST                        FAMILY OF INVESTMENT COMPANIES
                          High Yield Corporate Bond Fund - Over
Edward J. Hogan*          $100,000                                                          Over $100,000

Susan B. Kerley                        None                                                 Over $100,000


Alan R. Latshaw           Large Cap Growth Fund - $10,001 - $50,000                       $10,001 - $50,000

                          Small Cap Value Fund - $1 - $10,000

Terry L. Lierman*         Capital Appreciation Fund - $1 - $10,000                       $50,001 - $100,000
                          Global High Income Fund - $1 - $10,000
                          International Equity Fund - $10,001 - $50,000
                          Value Fund - $10,001 - $50,000

John B. McGuckian*                     $0                                                        $0

Peter Meenan                           $0                                                $50,001 - $100,000
                          International Equity Fund - $10,001 -
Donald E. Nickelson       $50,000                                                         $10,001 - $50,000

Richard H. Nolan, Jr.                  $0                                                        $0

Richard S. Trutanic       Total Return Fund - $1 - $10,000                                  $1 - $10,000

Roman L. Weil                           $0                                                  $1 - $10,000

John A. Weisser                         $0                                                  Over $100,000


----------

     *Mr. Lierman resigned from the Board effective May 31, 2007. Messrs. Hogan, McGuckian and Nickelson resigned from the Board effective June 7, 2007.

          As of December 31, 2006, each Trustee who is not an "interested person" as that term is defined in the 1940 Act of the Trust, and his or her immediate family members, did not beneficially or of record own securities in (1) an investment adviser or principal underwriter of the Trust or (2) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.

     COMPENSATION

          The following Compensation Table reflects the compensation received by certain Trustees and/or officers, for the fiscal period ended October 31, 2006, from the Trust. Effective June 7, 2007, the Independent Trustees receive from the Fund Complex (defined below) an annual retainer of $100,000, a fee of $15,000 for each Board meeting attended, and are reimbursed for all out-of-pocket expenses related to attendance at such meetings. The Chairman of the Board is also paid an annual fee of $30,000 and the Chairmen of the Audit, Investment, Contracts and Nominating and Governance Committees each receive an annual fee of $15,000. To compensate the Independent Trustees for additional service to the Funds and other funds in the Fund Complex overseen by each Trustee in connection with the consolidation of the membership of the Boards of Trustees/Directors of the Trust, Eclipse Funds, Eclipse Funds Inc., The MainStay Funds, MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (collectively, the "Fund Complex"), the Trustees will receive a fee of $30,000 to be paid prior to the fiscal period ending October 31, 2007. The Trust will pay their pro rata share of the above-referenced fees based on the relative net assets of the Trust and other funds in the Fund Complex for which the Trustee serves as Director or Trustee as of the end of the fiscal year. Prior to June 7, 2007, the Trustees were compensated under a different compensation structure. The Trustees who are affiliated with NYLIM do not receive compensation from the Funds.



                                                                                                       TOTAL
                                                          PENSION OR                                COMPENSATION
                                                          RETIREMENT                                    FROM
                                                           BENEFITS           ESTIMATED              TRUST AND
                                    AGGREGATE             ACCRUED AS            ANNUAL              FUND COMPLEX
                                  COMPENSATION             PART OF          BENEFITS UPON             PAID TO
TRUSTEE                          FROM THE TRUST         FUND EXPENSES        RETIREMENT               TRUSTEE
Edward J. Hogan(1)                 $ 88,000                  None               None                 $  88,000

Susan B. Kerley(2)                 None                      None               None                 $ 101,000

Alan R. Latshaw                    $ 78,500                  None               None                 $  78,500

Terry L. Lierman(1)                $ 78,500                  None               None                 $  78,500

John B. McGuckian(1)               $ 86,000                  None               None                 $  86,000

Peter Meenan(2)                    None                      None               None                 $  83,536

Donald E. Nickelson                $119,000                  None               None                 $ 119,000

Richard H. Nolan, Jr.(3)           None                      None               None                 $  75,500

Richard S. Trutanic(2)             $ 87,500                  None               None                 $  87,500

Roman L. Weil(3)                   None                      None               None                 $  91,500

John A. Weisser(3)                 None                      None               None                 $  91,500

----------

    (1) Mr. Lierman resigned from the Board effective May 31, 2007. Messrs. Hogan, McGuckian and Nickelson resigned from the Board effective June 7, 2007.

    (2) Ms. Kerley and Mr. Meenan were appointed as Trustees effective June 7, 2007 and were not compensated by the Trust during the fiscal year ended October 31, 2006. Prior to June 7, 2007, they served as Trustees/Directors to Eclipse Funds, Eclipse Funds Inc. and ICAP Funds Inc., which are part of the Fund Complex.

    (3) Messrs. Nolan, Weil and Weisser were appointed Trustees effective June 7, 2007 and were not compensated by the Trust during the calendar year ended October 31, 2006. Prior to June 7, 2007, they served as Directors to MainStay VP Series Fund, Inc., which is part of the Fund Complex.

          As of January 31, 2007, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of common stock of each of the Funds of the Trust.

2. In the section titled "Purchases at Net Asset Value," the following paragraphs replace the third and fourth full paragraphs of that section on page 94:


          Class I shares of the Funds are sold at NAV. Class I shares may be purchased by (i) existing Class I shareholders, (ii) individuals investing at least $5 million in a Fund, and (iii) institutional investors. For purposes of Class I share eligibility, the term "institutional investors" includes, but is not limited to, (i) individuals purchasing through certain "wrap fee" or other programs sponsored by a financial intermediary firm (such as a broker-dealer, investment adviser or financial institution) with a contractual arrangement with NYLIFE Distributors LLC, (ii) individuals purchasing through certain registered investment advisory firms or related group of firms, which in the aggregate own, invest, or manage at least $100 million in securities of unaffiliated issuers, provided that the average individual investment in a Fund by such a firm's client accounts is at least $250,000, (iii) certain employer-sponsored, association or other group retirement or employee benefit plans or trusts having a service arrangement with NYLIM Retirement Plan Services, the Distributor, or their affiliates, (iv) certain financial institutions, endowments, foundations or corporations having a service arrangement with the Distributor or its affiliates, (v) certain investment advisers, dealers or registered investment companies (including the MainStay Asset Allocation Funds) purchasing for their own account or for the account of other institutional investors, (vi) individuals purchasing through certain registered investment advisers that maintain institutional separate accounts with ICAP, (vii) investors purchasing through certain non-broker/dealer affiliated, registered investment advisory firms, which in the aggregate invest or manage at least $100,000 in the MainStay funds, and (viii) investors purchasing through certain registered investment advisory firms that held aggregate holdings of at least $5 million in the ICAP Funds through certain platforms as of August 28, 2006, which maintain, in aggregate, investments of at least $1 million in the MainStay funds.

          Although an investor will not pay a sales charge on Class I share or on Class A share investments of $1,000,000 or more, the Distributor may pay, from its own resources, a fee payment to dealers on such investments. The Distributor, from its own resources, may pay a fee based on the value of Class I shares of certain Funds, at the time of sale and/or annually on Class I shares held, to dealers with which the Distributor has a sales or service arrangement. With respect to Class A share investments of $1,000,000 or more in certain Funds, other than the MainStay Money Market Fund, the dealer may receive a commission of up to 1.00% on the portion of a sale from $1,000,000 to $2,999,999, up to 0.50% of any portion from $3,000,000 to $4,999,999 and up to 0.40% on any portion of $5,000,000 or more. Commissions will be calculated on a calendar year basis. Such commissions will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer concession.

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE




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